Related Party Transactions - Schedule of Related Party (Detail)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
NetEase Group [Member]
Related Party Transaction [Line Items]
Relationships with the Group	Control or under common control	Control or under common control	Control or under common control
Equity investees [Member]
Related Party Transaction [Line Items]
Relationships with the Group	Significant influence	Significant influence	Significant influence